Nationwide Life Insurance Company • Nationwide Provident VLI Separate Account 1	Nationwide Life and Annuity Insurance Company • Nationwide Provident VLI Separate Account A

Prospectus supplement dated February 14, 2012 to
Survivor Options Elite NLIC, Survivor Options Premier NLIC and NLAIC, and Options Premier NLAIC prospectus dated May 1, 2008;
Options Plus NLIC, Options Premier NLIC prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Appreciation Fund: Series I Shares into the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series I Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Appreciation Fund: Series I Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series I Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series I Shares is added to the policy as an investment option and "Appendix A: Sub-Account Information" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Additionally, all references to Invesco – Invesco V.I. Capital Appreciation Fund: Series I Shares are removed.

2.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series I Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series I Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares is added to the policy as an investment option and "Appendix A: Sub-Account Information" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series I Shares are removed.

3.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Global Technology Portfolio: Service II Shares into the Janus Aspen Series – Global Technology Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Global Technology Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Global Technology Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Global Technology Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Global Technology Portfolio: Service II Shares are removed.

4.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Overseas Portfolio: Service II Shares into the Janus Aspen Series – Overseas Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Overseas Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Overseas Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Overseas Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Overseas Portfolio: Service II Shares are removed.

5.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Emerging Markets Fund: Class R1 into the Van Eck VIP Trust – Emerging Markets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Emerging Markets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Emerging Markets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Emerging Markets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Emerging Markets Fund: Class R1 are removed.

6.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Bond Fund: Class R1 into the Van Eck VIP Trust – Global Bond Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Bond Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Bond Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Bond Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Global Bond Fund: Class R1 are removed.

7.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 into the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Global Hard Assets Fund: Class R1 are removed.